Subsequent Events (Details) - 1 months ended Mar. 12, 2020 - Subsequent Event [Member]	₪ / shares shares	$ / shares
Subsequent Events (Details) [Line Items]
Options to purchase	550,000
Exercise price per share | (per share)	₪ 1.95	$ 0.54